Other intangible assets, Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
For continuing operations [Abstract]
Total amortization charge for the period	$ 716.5	$ 206.7	$ 903.1
Research and development	491.2	122.8	680.8
Product Development Costs [Member]
For continuing operations [Abstract]
Research and development	16.5	27.7	44.4
Product Development Costs [Member] | Cost of Sales [Member]
For continuing operations [Abstract]
Total amortization charge for the period	26.7	22.4	42.0
Purchased Technology [Member] | Cost of Sales [Member]
For continuing operations [Abstract]
Total amortization charge for the period	200.1	59.0	280.5
Purchased Trade Names, Customer Relationships and Lease Contracts [Member] | Selling and Distribution [Member]
For continuing operations [Abstract]
Total amortization charge for the period	455.6	124.2	549.9
Purchased Software [Member] | Administrative Expenses [Member]
For continuing operations [Abstract]
Total amortization charge for the period	$ 34.1	$ 1.1	$ 30.7